Note 8 - Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Text Block]
8.             INCOME TAXES

The Company files a consolidated tax return inclusive of each of its wholly-owned subsidiaries, JES, JEDI, JRA, JRES, PEC and NextGen.

The Company has recorded deferred tax assets and liabilities arising from the anticipated timing differences recorded in the consolidated financial statements and income tax returns for various accrued expenses, accounting methods used in computing depreciation and revenue recognition, and benefits from net operating loss carryforwards.

The income tax expense (benefit) for the six month periods ended June 30, 2012 and 2011 consists of the following components:

	2012	2011
Current	$-	$250,000
Deferred	(267,000)	1,324,000
Total income tax expense (benefit)	$(267,000)	$1,574,000

The components of the deferred income tax asset and liability as of June 30, 2012 and 2011 are as follows:

	2012	2011
Current deferred income tax asset:
Accrued vacation and compensation	$45,000	$112,000
Reserves for warranty and doubtful accounts	20,000	17,000
Other	34,000
Total	$99,000	$129,000

Non-current deferred income tax asset:
Stock-based compensation expense	$869,000	$779,000
Deferred revenue/other	1,133,000	420,000
Net operating loss carryforward	2,705,000	-
Less valuation allowance	(1,276,000)	(779,000)
Total	$3,431,000	$420,000

Current deferred income tax liability:
Completed contract accounting	$-	$180,000
Prepaid expenses	87,000	28,000
Total	$87,000	$208,000

Non-current deferred income tax liability
Depreciation	$3,225,000	$28,000

Deferred income taxes are presented on the consolidated balance sheet under the following captions at June 30, 2012 and 2011:

	2012	2011
Total current assets	$12,000	$(79,000)
Total other assets	206,000	392,000
Total	$218,000	$313,000

In assessing the realization of deferred tax assets, the Company’s management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.  The Company’s management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. As of June 30, 2012, a valuation allowance of $1,276,000 has been recognized for deferred tax assets, primarily for stock-based compensation.

The following represents the reconciliation of the statutory federal tax rate and the effective tax rate for the six months ended June 30, 2012:

Statutory tax rate	$(610,000)	34.0%
States taxes, net of federal benefit	(107,000)	6.0
Nondeductible income/expenses	6,000	(.4)
Other, net	(14,000)	.8
Increase in valuation allowance	458,000	(25.5)
	$267,000	14.9%

13.      INCOME TAXES

The Company files a consolidated tax return inclusive of each of its wholly-owned subsidiaries, JES (formerly DanMar), JEDI, JRA and NextGen.

The Company has recorded deferred tax assets and liabilities arising from the anticipated timing differences recorded in the financial statements and income tax returns for various accrued expenses, accounting methods used in computing depreciation and revenue recognition and benefits from net operating loss carryforwards.

The income tax provision (benefit) for the years ended December 31, 2011 and 2010 consists of the following components:

	2011	2010
Current	$90,000	$-
Deferred	1,686,000	(978,000)
Total income tax provision (benefit)	$1,776,000	$(978,000)

The components of the deferred income tax asset and liability as of December 31, 2011 and December 31, 2010 are as follows:

	2011	2010*
Current deferred income tax asset:
Accrued vacation and compensation	$111,000	$178,000
Reserves for warranty and other	51,000	18,000
Net operating loss carryforward	-	1,310,000
Total	$162,000	$1,506,000

Non-current deferred income tax asset:
Stock-based compensation expense	$818,000	$667,000
Deferred revenue/other	472,000	390,000
Net operating loss carryforward	1,672,000	-
1603 cash grant basis	562,000	-
State depreciation adjustments	358,000	-
Less valuation allowance	(818,000)	(681,000)
Total	$3,064,000	$376,000

Current deferred income tax liability:
Completed contract accounting	$-	$217,000
Prepaid expenses	54,000	-
Total	$54,000	$217,000

Non-current deferred income tax liability
Depreciation	$3,221,000	$28,000

Deferred income taxes are presented on the consolidated balance sheet under the following captions at December 31, 2011 and 2010:

	2011	2010
Net current assets	$108,000	$1,289,000
Net non-current assets	-	348,000
Net non-current liabilities	(157,000)	-
Total	$(49,000)	$1,637,000

In assessing the realization of deferred tax assets, the Company’s management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.  The Company’s management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. As of December 31, 2011, a valuation allowance of $818,000 has been recognized for deferred tax assets, primarily for stock-based compensation.

The following represents the reconciliation of the statutory federal tax rate and the effective tax rate for the year ended December 31, as follows:

	2011		2010

Statutory tax rate	$1,638,000	34.0%	$(919,000)	34.0%
States taxes, net of federal benefit	289,000	6.0	(162,000)	6.0
Nondeductible income/expenses	10,000	0.2	7,000	(0.3)
Other, net	(298,000)	(6.2)	3,000	(0.1)
Increase in valuation allowance	137,000	2.8	93,000	(3.4)
	$1,776,000	36.8%	$(978,000)	36.2%